UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04491
Van Kampen Limited Duration Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 37.9%
	Automotive 1.5%
$575	American Honda Finance Corp. (a)(b)	2.752%	06/02/11	$586,810
530	Daimler Finance North America LLC	7.300	01/15/12	577,356
370	Harley-Davidson Funding Corp., Ser B (b)	5.250	12/15/12	386,340
125	PACCAR, Inc.	6.375	02/15/12	135,787

				1,686,293

	Banking 11.2%
850	Abbey National Treasury Services PLC (United Kingdom) (b)	3.875	11/10/14	846,085
695	American Express Co.	7.250	05/20/14	788,331
595	Bank One Corp.	5.250	01/30/13	639,875
570	Barclays Bank PLC (United Kingdom)	5.200	07/10/14	609,250
560	BB&T Corp.	3.100	07/28/11	571,590
580	Capital One Financial Corp.	5.700	09/15/11	606,396
840	Citigroup, Inc.	6.500	08/19/13	906,217
825	Commonwealth Bank of Australia (Australia) (b)	2.750	10/15/12	837,731
625	Credit Suisse New York (Switzerland)	5.500	05/01/14	680,893
205	Credit Suisse USA, Inc.	6.125	11/15/11	220,317
925	JPMorgan Chase & Co.	4.750	05/01/13	986,648
1,150	MBNA Corp.	6.125	03/01/13	1,235,826
555	National Australia Bank Ltd. (Australia) (b)	5.350	06/12/13	598,601
390	Nationwide Building Society (United Kingdom) (b)	4.650	02/25/15	389,392
555	Nordea Bank AB (Sweden) (b)	2.500	11/13/12	560,603

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$580	Royal Bank of Scotland PLC (United Kingdom)	4.875%	03/16/15	$580,488
475	Svenska Handelsbanken AB (Sweden) (b)	2.875	09/14/12	484,284
280	US Bancorp	4.200	05/15/14	294,051
1,140	Wells Fargo & Co.	3.750	10/01/14	1,154,993

				12,991,571

	Brokerage 1.8%
780	Goldman Sachs Group, Inc.	5.250	10/15/13	839,119
285	Goldman Sachs Group, Inc.	6.875	01/15/11	298,419
350	Merrill Lynch & Co., Inc.	5.450	02/05/13	370,546
530	TD Ameritrade Holding Corp.	2.950	12/01/12	535,118

				2,043,202

	Electric 2.8%
420	Detroit Edison Co.	6.125	10/01/10	430,960
540	Dominion Resources, Inc.	5.700	09/17/12	585,469
535	Enel Finance International SA (Luxembourg) (b)	3.875	10/07/14	542,510
540	FirstEnergy Solutions Corp.	4.800	02/15/15	553,243
745	Ohio Power Co. (a)	0.430	04/05/10	745,000
310	PPL Energy Supply LLC	6.300	07/15/13	340,102

				3,197,284

	Food & Beverage 1.7%
300	Anheuser-Busch InBev Worldwide, Inc. (b)	2.500	03/26/13	300,793
290	Anheuser-Busch InBev Worldwide, Inc. (b)	5.375	11/15/14	314,423
410	Bunge Ltd. Finance Corp.	5.350	04/15/14	428,345
310	ConAgra Foods, Inc.	5.875	04/15/14	340,651
510	Kraft Foods, Inc.	6.750	02/19/14	573,977

				1,958,189

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care 1.0%
$535	Medco Health Solutions, Inc.	7.250%	08/15/13	$605,351
560	UnitedHealth Group, Inc.	5.250	03/15/11	581,642

				1,186,993

	Independent Energy 0.4%
465	Devon Financing Corp. ULC (Canada)	6.875	09/30/11	501,920

	Life Insurance 2.0%
755	Met Life Global Funding I (b)	5.750	07/25/11	786,767
535	Monumental Global Funding III (b)	5.250	01/15/14	569,427
430	Principal Life Income Funding Trusts	5.150	06/17/11	445,602
485	Prudential Financial, Inc.	3.625	09/17/12	499,084

				2,300,880

	Media-Cable 1.6%
490	Comcast Cable Holdings LLC	9.800	02/01/12	556,115
335	DirecTV Holdings LLC (b)	4.750	10/01/14	350,817
500	Time Warner Cable, Inc.	8.250	02/14/14	587,200
375	Time Warner, Inc.	6.875	05/01/12	412,684

				1,906,816

	Metals 0.9%
300	ArcelorMittal (Luxembourg)	9.000	02/15/15	358,659
345	BHP Billiton Finance USA Ltd. (Australia)	8.500	12/01/12	403,141
280	Rio Tinto Finance USA Ltd. (Australia)	5.875	07/15/13	308,005

				1,069,805

	Noncaptive-Consumer Finance 0.7%
790	HSBC Finance Corp.	6.750	05/15/11	830,598

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Diversified Finance 1.4%
$1,045	General Electric Capital Corp.	5.450%	01/15/13	$1,131,592
375	General Electric Capital Corp.	5.900	05/13/14	412,970
45	Nissan Motor Acceptance Corp. (b)	3.250	01/30/13	45,478

				1,590,040

	Oil Field Services 0.5%
510	EOG Co. of Canada (Canada) (b)	7.000	12/01/11	557,025

	Pharmaceuticals 0.5%
500	Biogen Idec, Inc.	6.000	03/01/13	541,125

	Pipelines 1.5%
400	Enterprise Products Operating LLC	9.750	01/31/14	486,116
200	Enterprise Products Operating LP	7.500	02/01/11	209,390
465	Plains All American Pipeline LP	4.250	09/01/12	483,382
475	Spectra Energy Capital LLC	5.900	09/15/13	519,007

				1,697,895

	Railroads 0.3%
353	Union Pacific Corp.	6.500	04/15/12	385,602

	REITS 0.2%
165	Simon Property Group LP	6.750	05/15/14	180,684

	Restaurants 0.2%
230	Yum! Brands, Inc.	8.875	04/15/11	246,733

	Retailers 0.5%
175	CVS Caremark Corp. (a)	0.552	06/01/10	175,034
385	CVS Caremark Corp.	5.750	08/15/11	407,137

				582,171

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Sovereigns 2.0%
$2,198	Denmark Government International Bond (Denmark)	2.750%	11/15/11	$2,267,202

	Supermarkets 0.5%
525	Kroger Co.	7.500	01/15/14	606,721

	Technology 1.5%
590	Agilent Technologies, Inc.	4.450	09/14/12	618,655
200	Amphenol Corp.	4.750	11/15/14	205,950
540	Fiserv, Inc.	6.125	11/20/12	588,071
320	Xerox Corp.	8.250	05/15/14	371,889

				1,784,565

	Tobacco 0.5%
530	Altria Group, Inc.	7.750	02/06/14	606,685

	Wireline 2.7%
450	AT&T, Inc.	4.950	01/15/13	483,701
615	BellSouth Corp.	6.000	10/15/11	658,513
200	British Telecommunications PLC (United Kingdom)	9.125	12/15/10	211,241
475	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	483,348
310	Telefonica Europe BV (Netherlands)	7.750	09/15/10	319,406
905	Verizon Global Funding Corp.	7.375	09/01/12	1,025,418

				3,181,627

	Total Corporate Bonds 37.9%			43,901,626

	Asset Backed Securities 19.9%
650	Ally Auto Receivables Trust	1.450	05/15/14	649,935
1,000	American Express Credit Account Master Trust (a)	1.480	03/15/17	1,039,593
414	ARI Fleet Lease Trust (a)(b)	1.680	08/15/18	414,527

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$1,225	Bank of America Auto Trust (b)	2.130%	09/15/13	$1,243,855
1,200	BMW Floorplan Master Owner Trust (a)(b)	1.380	09/15/14	1,200,797
25	Capital Auto Receivables Asset Trust, Class A2B (a)	1.150	03/15/11	25,480
126	Capital Auto Receivables Asset Trust, Class A3A	5.020	09/15/11	127,664
1,150	Chase Issuance Trust (a)	1.780	04/15/14	1,180,183
400	Chesapeake Funding LLC (a)(b)	2.230	12/15/20	402,413
475	Chrysler Financial Auto Securitization Trust	1.850	06/15/11	477,382
875	Citibank Credit Card Issuance Trust	2.250	12/23/14	880,684
1,075	CNH Equipment Trust	1.540	07/15/14	1,074,841
1,150	Discover Card Master Trust (a)	1.530	12/15/14	1,162,110
1,000	Ford Credit Auto Owner Trust	1.510	01/15/14	1,004,665
1,200	Ford Credit Auto Owner Trust	2.170	10/15/13	1,218,556
1,200	Ford Credit Floorplan Master Owner Trust (a)	1.780	09/15/14	1,203,732
2,000	GE Capital Credit Card Master Note Trust	3.690	07/15/15	2,071,622
1,000	GE Dealer Floorplan Master Note Trust (a)	1.920	07/21/14	1,001,299
550	Harley-Davidson Motorcycle Trust	1.740	09/15/13	552,896
625	Harley-Davidson Motorcycle Trust	1.870	02/15/14	630,902
1,200	Huntington Auto Trust (b)	3.940	06/17/13	1,233,294
600	MMAF Equipment Finance LLC (b)	2.370	11/15/13	601,550
800	MMCA Automobile Trust (b)	1.390	01/15/14	800,000
1,175	Nissan Auto Lease Trust	2.070	01/15/15	1,191,500

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$297	Nissan Auto Receivables Owner Trust	3.890%	08/15/11	$298,947
275	Nissan Master Owner Trust Receivables (a)(b)	1.380	01/15/15	275,973
280	USAA Auto Owner Trust, Class A3	4.160	04/15/12	283,121
782	Wheels SPV LLC (a)(b)	1.780	03/15/18	782,657

	Total Asset Backed Securities 19.9%			23,030,178

	Agency Bonds 19.6%
	Banking — FDIC Guaranteed 7.4%
4,500	Citigroup Funding, Inc.	1.875	10/22/12	4,538,713
1,100	FDIC Structured Sale Guaranteed Notes (b)	*	10/25/11	1,081,351
2,830	Regions Bank	3.250	12/09/11	2,936,470

				8,556,534

	Commercial Banks — Government Guaranteed 6.9%
1,300	Commonwealth Bank of Australia (Australia) (b)	2.500	12/10/12	1,323,917
3,320	Royal Bank of Scotland PLC (United Kingdom) (b)	2.625	05/11/12	3,391,334
2,260	Swedbank AB (Sweden) (b)	2.900	01/14/13	2,316,405
910	Westpac Securities NZ Ltd. (New Zealand) (b)	2.500	05/25/12	929,175

				7,960,831

	Money Center Banks — Government Guaranteed 0.6%
740	Lloyds TSB Bank PLC (United Kingdom) (b)	2.800	04/02/12	755,137

	Noncaptive-Diversified Finance — FDIC Guaranteed 1.8%
2,000	General Electric Capital Corp.	2.200	06/08/12	2,038,202

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Special Purpose Banks — Government Guaranteed 2.9%
$2,200	Kreditanstalt fuer Wiederaufbau (Germany)	2.250%	04/16/12	$2,246,180
1,100	Societe Financement de l’Economie Francaise (France) (b)	3.375	05/05/14	1,142,370

				3,388,550

	Total Agency Bonds 19.6%			22,699,254

	United States Treasury Obligations 15.7%
1,000	United States Treasury Bonds	1.375	11/15/12	1,000,079
1,150	United States Treasury Bonds	3.250	03/31/17	1,148,922
3,657	United States Treasury Bonds	6.000	02/15/26	4,314,119
2,000	United States Treasury Notes	0.750	11/30/11	1,997,892
5,880	United States Treasury Notes	2.375	10/31/14	5,874,032
3,800	United States Treasury Notes	3.250	12/31/16	3,806,236

	Total United States Treasury Obligations 15.7%			18,141,280

	Collateralized Mortgage Obligations 2.2%
335	Bear Stearns Commercial Mortgage Securities	5.200	01/12/41	351,251
961	FDIC Structured Sale Guaranteed Notes (a)(b)	0.779	02/25/48	964,750
597	Federal Home Loan Mortgage Corp.	7.500	09/15/29	678,377
202	Government National Mortgage Association (REMIC) (a)	0.633	09/16/19	201,810
350	LB-UBS Commercial Mortgage Trust, Class A4	4.367	03/15/36	352,613

	Total Collateralized Mortgage Obligations 2.2%			2,548,801

	Adjustable Rate Mortgage Backed Securities 1.1%
225	Federal Home Loan Mortgage Corp.	5.528	01/01/38	237,068

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$249	Federal Home Loan Mortgage Corp.	6.035%	02/01/37	$264,173
96	Federal National Mortgage Association	2.627	09/01/19	96,642
416	Federal National Mortgage Association	5.738	12/01/36	436,651
222	Federal National Mortgage Association	5.777	03/01/38	231,885

	Total Adjustable Rate Mortgage Backed Securities 1.1%			1,266,419

	Mortgage Backed Securities 0.7%
2	Federal Home Loan Mortgage Corp.	6.500	01/01/33	1,683
735	Federal National Mortgage Association	6.500	11/01/23 to 11/01/33	810,916
41	Federal National Mortgage Association	7.000	07/01/26 to 10/01/30	45,630
1	Government National Mortgage Association	9.500	09/15/17 to 06/15/18	603

	Total Mortgage Backed Securities 0.7%			858,832

	Total Long-Term Investments 97.1% (Cost $110,834,749)			112,446,390

	Short-Term Investments 2.4%
	Repurchase Agreements 1.6%
	Banc of America Securities ($326,799 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $326,800)			326,799
	JPMorgan Chase & Co. ($1,566,132 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,566,132)			1,566,132

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($69 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $69)	$69

Total Repurchase Agreements 1.6%	1,893,000

United States Government Agency Obligations 0.7%
United States Treasury Bill ($830,000 par, yielding 0.152%, 05/06/10 maturity) (c)	829,878

Total Short-Term Investments 2.3% (Cost $2,722,878)	2,722,878

Total Investments 99.4% (Cost $113,557,627)	115,169,268

Other Assets in Excess of Liabilities 0.6%	669,359

Net Assets 100.0%	$115,838,627

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Floating Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
REMIC — Real Estate Mortgage Investment Conduits

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Futures contracts outstanding as of March 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond 30-Year Futures, June 2010 (Current Notional Value of $116,125 per contract)	3	$(1,127)
U.S. Treasury Notes 10-Year Futures, June 2010 (Current Notional Value of $116,250 per contract)	19	(9,184)
U.S. Treasury Notes 5-Year Futures, June 2010 (Current Notional Value of $114,844 per contract)	138	(63,008)

Total Long Contracts	160	(73,319)

Short Contracts:
U.S. Treasury Notes 2-Year Futures, June 2010 (Current Notional Value of $216,953 per contract)	292	78,299

Total Futures Contracts	452	$4,980

Swap agreements outstanding as of March 31, 2010:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Credit Suisse International	USD-LIBOR BBA	Pay	5.086%	12/23/19	$3,510	$(5,370)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400	10/01/16	12,260	(63,384)

						(68,754)

Bank of America N.A.	USD-LIBOR BBA	Receive	2.625	03/11/15	12,200	23,799
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	1,975	(125,907)
Credit Suisse International	USD-LIBOR BBA	Receive	4.386	12/23/39	842	6,828
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	920	6,357

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	$1,375	$(51,369)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	2.898%	01/11/15	2,600	(46,188)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	6,596	78,163
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/19	875	(48,764)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	1,485	(93,831)
UBS AG London	USD-LIBOR BBA	Receive	2.654	03/26/15	6,130	14,399
UBS AG London	USD-LIBOR BBA	Receive	2.841	01/08/15	390	(6,035)

						(242,548)

Total Interest Rate Swaps						$(311,302)

**	Zero coupon swaps. The Fund and/or counterparty will make a net payment on the expiration date.
Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—Prices are based on quoted prices in active markets for identical investments
Level 2—Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3—Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessary an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investment in an Asset Position:
Corporate Bonds	$—	$43,901,626	$—	43,901,626
Asset Backed Securities	—	23,030,178	—	23,030,178
Agency Bonds — FDIC Guaranteed	—	10,594,736	—	10,594,736
Agency Bonds — Foreign Government Guaranteed	—	12,104,518	—	12,104,518
United States Treasury Obligations	—	18,141,280	—	18,141,280
Collateralized Mortgage Obligations	—	2,548,801	—	2,548,801
Adjustable Rate Mortgage Backed Securities	—	1,266,419	—	1,266,419
Mortgage Backed Securities	—	858,832	—	858,832
Short-Term Investments	—	2,722,878	—	2,722,878
Futures	78,299	—	—	78,299
Swap Contracts	—	129,546	—	129,546

Total Investments in an Asset Position	78,299	115,298,814	—	115,377,113

Investment in a Liability Position:
Futures	(73,319)	—	—	(73,319)
Swap Contracts	—	(440,848)	—	(440,848)

Total Investments in a Liability Position	(73,319)	(440,848)	—	(514,167)

Total	$4,980	$114,857,966	$—	$114,862,946

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Limited Duration Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010